Schedule of Investments ─ IQ U.S. Large Cap R&D Leaders ETF

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 16.7%
Activision Blizzard, Inc.*	205	$19,016
Alphabet, Inc., Class A*	3,512	466,113
AT&T, Inc.	878	12,748
Electronic Arts, Inc.	206	28,088
Meta Platforms, Inc., Class A*	918	292,475
Netflix, Inc.*	73	32,045
Pinterest, Inc., Class A*	459	13,306
ROBLOX Corp., Class A*	265	10,401
Spotify Technology SA*	114	17,033

Total Communication Services		891,225

Consumer Discretionary — 13.8%
Airbnb, Inc., Class A*	138	21,002
Amazon.com, Inc.*	3,002	401,307
Aptiv PLC*	126	13,796
eBay, Inc.	350	15,579
Expedia Group, Inc.*	132	16,174
Ford Motor Co.	6,172	81,532
General Motors Co.	2,946	113,038
Rivian Automotive, Inc., Class A*	1,369	37,839
Tesla, Inc.*	131	35,033

Total Consumer Discretionary		735,300

Consumer Staples — 0.4%
Procter & Gamble Co. (The)	153	23,914

Financials — 1.3%
Block, Inc.*	390	31,407
PayPal Holdings, Inc.*	543	41,170

Total Financials		72,577

Health Care — 22.5%
Abbott Laboratories	302	33,622
AbbVie, Inc.	600	89,748
Alnylam Pharmaceuticals, Inc.*	53	10,356
Amgen, Inc.	225	52,684
Becton Dickinson and Co.	56	15,603
Biogen, Inc.*	76	20,534
Boston Scientific Corp.*	282	14,622
Bristol-Myers Squibb Co.	1,637	101,805
Danaher Corp.	82	20,915
Edwards Lifesciences Corp.*	121	9,930
Eli Lilly & Co.	193	87,728
Exelixis, Inc.*	579	11,412
GE HealthCare Technologies, Inc.	149	11,622
Gilead Sciences, Inc.	764	58,171
Illumina, Inc.*	74	14,219
Incyte Corp.*	296	18,861
Johnson & Johnson	1,033	173,059
Medtronic PLC	345	30,277
Merck & Co., Inc.	1,365	145,577
Moderna, Inc.*	312	36,710
Pfizer, Inc.	3,310	119,359
Regeneron Pharmaceuticals, Inc.*	51	37,837
Seagen, Inc.*	81	15,534
Stryker Corp.	53	15,021
Thermo Fisher Scientific, Inc.	31	17,008
Vertex Pharmaceuticals, Inc.*	102	35,939

Total Health Care		1,198,153

	Shares	Value
Common Stocks (continued)
Industrials — 5.1%
3M Co.	202	$22,523
Boeing Co. (The)*	154	36,783
Caterpillar, Inc.	85	22,540
Cummins, Inc.	64	16,691
Deere & Co.	59	25,346
General Electric Co.	279	31,873
Honeywell International, Inc.	83	16,113
Lockheed Martin Corp.	42	18,748
Northrop Grumman Corp.	30	13,350
RTX Corp.	313	27,522
Uber Technologies, Inc.*	783	38,727

Total Industrials		270,216

Information Technology — 39.8%
Accenture PLC, Class A	40	12,654
Adobe, Inc.*	75	40,963
Advanced Micro Devices, Inc.*	509	58,230
Analog Devices, Inc.	102	20,352
Apple, Inc.	1,775	348,699
Applied Materials, Inc.	244	36,988
Atlassian Corp., Class A*	113	20,559
Autodesk, Inc.*	67	14,203
Broadcom, Inc.	65	58,412
Cadence Design Systems, Inc.*	63	14,743
Cisco Systems, Inc.	1,595	83,004
Corning, Inc.	335	11,370
Dell Technologies, Inc., Class C	627	33,181
Dropbox, Inc., Class A*	403	10,861
Hewlett Packard Enterprise Co.	1,440	25,027
HP, Inc.	575	18,877
Intel Corp.	5,420	193,873
International Business Machines Corp.	543	78,290
Intuit, Inc.	62	31,725
Juniper Networks, Inc.	377	10,481
KLA Corp.	31	15,933
Lam Research Corp.	32	22,992
Marvell Technology, Inc.	340	22,144
Microchip Technology, Inc.	149	13,997
Micron Technology, Inc.	526	37,551
Microsoft Corp.	912	306,359
NetApp, Inc.	147	11,468
NVIDIA Corp.	203	94,860
Oracle Corp.	784	91,908
Palo Alto Networks, Inc.*	72	17,997
QUALCOMM, Inc.	808	106,793
Salesforce, Inc.*	266	59,853
ServiceNow, Inc.*	37	21,571
Splunk, Inc.*	103	11,158
Synopsys, Inc.*	48	21,686
Texas Instruments, Inc.	112	20,160
Twilio, Inc., Class A*	181	11,951
Unity Software, Inc.*	273	12,514
VMware, Inc., Class A*	273	43,033
Western Digital Corp.*	606	25,791
Workday, Inc., Class A*	120	28,456

Total Information Technology		2,120,667

Materials — 0.3%
Corteva, Inc.	252	14,220

Total Common Stocks
(Cost $4,894,950)		5,326,272

Schedule of Investments ─ IQ U.S. Large Cap R&D Leaders ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(a)
(Cost $4,983)	4,983	$4,983

Total Investments — 100.0%
(Cost $4,899,933)		5,331,255
Other Assets and Liabilities, Net — 0.0%		648
Net Assets — 100.0%		$5,331,903

*	Non-income producing securities.
(a)	Reflects the 1-day yield at July 31, 2023.

Schedule of Investments ─ IQ U.S. Large Cap R&D Leaders ETF (continued)

July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$5,326,272	$–	$–	$5,326,272
Short-Term Investment:
Money Market Fund	4,983	–	–	4,983
Total Investments in Securities	$5,331,255	$–	$–	$5,331,255

(b)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.